Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Bridgecrest Acceptance Corporation (the “Company”)
Citigroup Global Markets Inc.
Deutsche Bank Securities Inc.
Wells Fargo Securities, LLC
(together, the “Specified Parties”)

Re: DT Auto Owner Trust 2022-3 – Data Files Procedures

We have performed the procedures described below on the specified attributes in (i) an electronic data file entitled “1. Statistical - 2022-3 $500M - 07-31-2022 vF.xlsx” provided by the Company on August 22, 2022, containing information on 23,874 automobile retail installment sale contracts (“Auto Loans”) as of July 31, 2022 (the “Initial Data File”) and (ii) an electronic data file entitled “3. Final - 2022-3 $500M - 09-30-2022 vF.xlsx” provided by the Company on October 4, 2022, containing information on 23,899 Auto Loans as of September 30, 2022 (the “Final Data File”), which we were informed are intended to be included as collateral in the offering by DT Auto Owner Trust 2022-3. The Company is responsible for the specified attributes identified by the Company in the Initial Data File and the Final Data File, (together, the “Data Files”).

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data Files. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and numbers of months were within $1.00, 0.01%, and 0.01 months, respectively.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the table in the procedures section.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

•	The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of Insurance Document.

•	The term “Vision” means the Company’s loan servicing module within the Company’s Integrated Operation System.

•	The term “Global Search System” means the Company’s internal document management/storage system.

•	The term “Loan File” means the following documents: Installment Sale Contract, Title Document, Credit Application, Customer Information Form, SCRA Modification Form, Interest Rate Buy Down Confirmation, and Insurance Document, which was represented by the Company to be a copy of the original Loan File contained in Global Search System or screens from Vision. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.

•	The term “Provided Information” means the Instructions, Acceptable Company Names, and Loan File.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 150 Auto Loans from the Initial Data File (the “Initial Selected Auto Loans”). We observed that there were 12,662 Auto Loans in the Initial Data File that were not included in the Final Data File, including 23 Initial Selected Auto Loans, which resulted in 127 remaining Initial Selected Auto Loans in the Final Data file. Additionally, we also observed that there were 11,237 additional Auto Loans in the Final Data File that were not included in the Initial Data File. We were instructed by the Company to randomly select a sample of 50 Auto Loans from the 11,237 additional Auto Loans (the “Additional Selected Auto Loans”). The 127 remaining Initial Selected Auto Loans, together with the 50 Additional Selected Auto Loans, constitute 177 Auto Loans (the “Selected Auto Loans”). A listing of the Selected Auto Loans is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Auto Loans we were instructed to randomly select from the Initial Data File or the Final Data File.

B.	For each Selected Auto Loan, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Loan File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan File or the inability to agree the indicated information from the respective Initial Data File or the Final Data File to the Loan File for each of the attributes identified, utilizing the Instructions, as applicable constituted an exception. The Loan File information is listed in the order of priority until agreed.

Attribute	Loan File / Instructions
Borrower Name	Installment Sale Contract, “Account Info” screen, “Customer Information” screen, “Buyer Information” screen from Vision, Customer Information Form
Original Amount Financed	Installment Sale Contract
Original Term	Recompute using the First Payment Date and Original Maturity Date appearing in the Installment Sale Contract.

Attribute	Loan File / Instructions
Scheduled Monthly Payment

For Selected Auto Loans with monthly payment frequency, compare to the information shown in the Installment Sale Contract, the “Reg. Payment” in the “Account Summary” screen from Vision, or Interest Rate Buy Down Confirmation.

For Selected Auto Loans with a payment frequency other than monthly as shown in the Installment Sale Contract, recompute using (i) the payment amount stated in the “Payment Schedule” section of the Installment Sale Contract, the “Account Summary” screen from Vision or the SCRA Modification Form and (ii) the payment frequency stated in the Installment Sale Contract or in the “Account Summary” screen from Vision.

Annual Percentage Rate (“APR”)	Installment Sale Contract, “Account Summary” screen from Vision, SCRA Modification Form, Interest Rate Buy Down Confirmation
New vs. Used	Installment Sale Contract
Origination Date	Installment Sale Contract
First Payment Date	Installment Sale Contract
Original Maturity Date	Installment Sale Contract
Borrower’s State	Installment Sale Contract, “Customer Information” screen from Vision

C.	For each Selected Auto Loan, we observed the presence of the following in the Loan File

•	Signed Credit Application. We make no representation regarding the authenticity of the signature(s).

•	Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	Proof of Insurance Policy. The Company informed us that an Insurance Document listing an insurance company name was acceptable proof of insurance.

•	Truth-in-Lending Disclosure Statement (within the Installment Sale Contract).

We found such information to be in agreement, except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data Files. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data Files and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Auto Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Auto Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Auto Loans being securitized, (iii) the compliance of the originator of the Auto Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Auto Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
October 13, 2022

Exhibit A

Title Documents

Application for Certificate of Title	Application(s) for Certificate of Title to a Motor Vehicle
Application for Certificate of Title and Registration	Certificate of Title
Application for Certificate of Title for a Vehicle	Certificate of Title of a Vehicle
Application for Certificate of Title with/without Registration	Certificate of Title of a Vehicle
Application for Dealer Assignment	Form MV-1 Motor Vehicle Title Application
Application for Noting of Lien, Duplicate title, or Multipurpose Use	Lien and Title Information Report
Application for Title	Lien Entry Form
Application for Title and/or Registration	Notice of Security Interest Filing
Application for Title or Registration	Rebuilder or Lessor's Report of Sale or Lease
Application for Vehicle Title and Registration	Title and Registration Application
Application for Vehicle Transaction	Title Application

Acceptable Company Names

Bridgecrest Accep Corp	DriveTime
Bridgecrest Acceptan	DriveTime Acceptance Corporation
Bridgecrest Acceptan	DriveTime Car Sales
Bridgecrest Acceptance	DriveTime Car Sales Co, LLC
Bridgecrest Acceptance Corp	DriveTime Car Sales Company LLC
Bridgecrest Acceptance Corporation	DriveTime Car Sales Company, LLC
Bridgecrest Accpt Corp	DriveTime Car Sales LLC
Bridgecrest Accptacne Corp	DT Acceptance Corp
Bridgecrst Acceptance Corp	DT Acceptance Corporation
Brudgecrest Acceptance Corp

Exhibit A (continued)

Acceptable Forms of Insurance Documents

Auto Insurance Binder	Insurance Binder Form
Auto Insurance Card	Insurance Card
Auto Insurance Confirmation	Insurance Endorsement
Auto Insurance Coverage Summary	Insurance ID card
Auto Insurance Identification Card	Insurance Identification Card
Auto Insurance Policy Amended Declarations	Insurance Summary
Auto Insurance Policy Declarations	Insurance Vehicle Identification Card
Auto Liability Identification Card	Letter of Coverage
Auto Policy Binder	Letter of Experience
Automobile Application	Personal Auto Declaration
Automobile Insurance Binder	Personal Auto Policy Declarations
Automobile Insurance Card	Personal Car Policy Declarations
Automobile Insurance Identification Card	Proof of Insurance
Binder for State Farm Automobile Insurance	Renewal Declarations Page
Binder of Insurance	Screenshot from the Company’s Insurance Verification System
Certificate of Insurance	Security Verification Form
Confirmation of Insurance	Temporary Insurance Identification Card
Evidence of Insurance	Temporary Proof of Auto Insurance Card
Evidence of Liability Insurance	Temporary Proof of Insurance Card(s)
Financial Responsibility Identification Card	Verification of Coverage
Form Liability Insurance Card	Verification of Insurance Form
Insurance Application

Exhibit B

The Selected Auto Loans

Selected Auto Loan Number	Auto Loan Number	Selected Auto Loan Number	Auto Loan Number	Selected Auto Loan Number	Auto Loan Number	Selected Auto Loan Number	Auto Loan Number
1	2022-03-001	46	2022-03-046	91	2022-03-091	136*	2022-03-136
2	2022-03-002	47	2022-03-047	92	2022-03-092	137*	2022-03-137
3	2022-03-003	48	2022-03-048	93	2022-03-093	138*	2022-03-138
4	2022-03-004	49	2022-03-049	94	2022-03-094	139*	2022-03-139
5	2022-03-005	50	2022-03-050	95	2022-03-095	140*	2022-03-140
6	2022-03-006	51	2022-03-051	96	2022-03-096	141*	2022-03-141
7	2022-03-007	52	2022-03-052	97	2022-03-097	142*	2022-03-142
8	2022-03-008	53	2022-03-053	98	2022-03-098	143*	2022-03-143
9	2022-03-009	54	2022-03-054	99	2022-03-099	144*	2022-03-144
10	2022-03-010	55	2022-03-055	100	2022-03-100	145*	2022-03-145
11	2022-03-011	56	2022-03-056	101	2022-03-101	146*	2022-03-146
12	2022-03-012	57	2022-03-057	102	2022-03-102	147*	2022-03-147
13	2022-03-013	58	2022-03-058	103	2022-03-103	148*	2022-03-148
14	2022-03-014	59	2022-03-059	104	2022-03-104	149*	2022-03-149
15	2022-03-015	60	2022-03-060	105	2022-03-105	150*	2022-03-150
16	2022-03-016	61	2022-03-061	106	2022-03-106	151*	2022-03-151
17	2022-03-017	62	2022-03-062	107	2022-03-107	152*	2022-03-152
18	2022-03-018	63	2022-03-063	108	2022-03-108	153*	2022-03-153
19	2022-03-019	64	2022-03-064	109	2022-03-109	154*	2022-03-154
20	2022-03-020	65	2022-03-065	110	2022-03-110	155*	2022-03-155
21	2022-03-021	66	2022-03-066	111	2022-03-111	156*	2022-03-156
22	2022-03-022	67	2022-03-067	112	2022-03-112	157*	2022-03-157
23	2022-03-023	68	2022-03-068	113	2022-03-113	158*	2022-03-158
24	2022-03-024	69	2022-03-069	114	2022-03-114	159*	2022-03-159
25	2022-03-025	70	2022-03-070	115	2022-03-115	160*	2022-03-160
26	2022-03-026	71	2022-03-071	116	2022-03-116	161*	2022-03-161
27	2022-03-027	72	2022-03-072	117	2022-03-117	162*	2022-03-162
28	2022-03-028	73	2022-03-073	118	2022-03-118	163*	2022-03-163
29	2022-03-029	74	2022-03-074	119	2022-03-119	164*	2022-03-164
30	2022-03-030	75	2022-03-075	120	2022-03-120	165*	2022-03-165
31	2022-03-031	76	2022-03-076	121	2022-03-121	166*	2022-03-166
32	2022-03-032	77	2022-03-077	122	2022-03-122	167*	2022-03-167
33	2022-03-033	78	2022-03-078	123	2022-03-123	168*	2022-03-168
34	2022-03-034	79	2022-03-079	124	2022-03-124	169*	2022-03-169
35	2022-03-035	80	2022-03-080	125	2022-03-125	170*	2022-03-170
36	2022-03-036	81	2022-03-081	126	2022-03-126	171*	2022-03-171
37	2022-03-037	82	2022-03-082	127	2022-03-127	172*	2022-03-172
38	2022-03-038	83	2022-03-083	128*	2022-03-128	173*	2022-03-173
39	2022-03-039	84	2022-03-084	129*	2022-03-129	174*	2022-03-174
40	2022-03-040	85	2022-03-085	130*	2022-03-130	175*	2022-03-175
41	2022-03-041	86	2022-03-086	131*	2022-03-131	176*	2022-03-176
42	2022-03-042	87	2022-03-087	132*	2022-03-132	177*	2022-03-177
43	2022-03-043	88	2022-03-088	133*	2022-03-133
44	2022-03-044	89	2022-03-089	134*	2022-03-134
45	2022-03-045	90	2022-03-090	135*	2022-03-135

Note: The Company has assigned a unique Auto Loan Number to each Auto Loan in the Data Files. The Auto Loan Numbers referred to in this Exhibit are not the actual Auto Loan Numbers.

(*) denotes 50 Additional Selected Auto Loans

Exhibit C

Exception List

Selected Auto Loan Number	Auto Loan Number	Attribute	Per Initial Data File	Per Loan File
52	2022-03-052	Borrower Name	(Redacted)	(Redacted)[1]
70	2022-03-070	Borrower Name	(Redacted)	(Redacted)[1]
74	2022-03-074	Borrower Name	(Redacted)	(Redacted)[1]
			Per Final Data File	Per Loan File
130*	2022-03-130	Signed Credit Application	N/A	Missing[2]
148*	2022-03-148	Signed Credit Application	N/A	Missing[2]

1 Borrower’s last name was different between the Initial Data File and Loan File

2 Signed Credit Application was unavailable

(*) denotes Additional Selected Auto Loans